WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Warrants
SUMMARIZES CHANGES IN WARRANTS OUTSTANDING

The following table summarizes changes in warrants outstanding in each year:

	December 31, 2022	December 31, 2021
Outstanding at beginning of year	18,102,771	11,330,000
Issuances	3,813,593	18,494,021
Expirations	(2,108,750)	(11,721,250)
Outstanding at end of year	19,807,614	18,102,771
Weighted Average Price	$0.6033	$0.7088